Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$669,408.03

Principal:
Principal Collections	$10,177,483.24
Prepayments in Full	$4,293,726.26
Liquidation Proceeds	$115,991.85
Recoveries	$116,308.20
Sub Total	$14,703,509.55
Collections:	$15,372,917.58

Purchase Amounts:
Purchase Amounts Related to Principal	$136,815.61
Purchase Amounts Related to Interest	$52.56
Sub Total	$136,868.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,509,785.75

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,509,785.75
Servicing Fee	$223,955.64	$223,955.64	$0.00	$0.00	$15,285,830.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,285,830.11
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,285,830.11
Interest - Class A-3 Notes	$102,875.76	$102,875.76	$0.00	$0.00	$15,182,954.35
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$15,103,416.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,103,416.85
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$15,060,247.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,060,247.27
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$15,011,270.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,011,270.94
Regular Principal Payment	$13,697,950.57	$13,697,950.57	$0.00	$0.00	$1,313,320.37
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,313,320.37
Residual Released to Depositor	$0.00	$1,313,320.37	$0.00	$0.00	$0.00
Total		$15,509,785.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,697,950.57
Total					$13,697,950.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,697,950.57	$43.55	$102,875.76	$0.33	$13,800,826.33	$43.88
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$13,697,950.57	$16.27	$274,559.17	$0.33	$13,972,509.74	$16.60

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$118,702,794.69	0.3774334	$105,004,844.12	0.3338787
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$231,512,794.69	0.2750179	$217,814,844.12	0.2587459

Pool Information
Weighted Average APR	2.839%	2.832%
Weighted Average Remaining Term	32.72	31.94
Number of Receivables Outstanding	16,158	15,693
Pool Balance	$268,746,767.44	$253,843,392.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$248,349,204.07	$234,651,253.50
Pool Factor	0.2939713	0.2776691

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$19,192,138.51
Targeted Overcollateralization Amount	$36,028,547.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,028,547.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	28

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	31	$179,358.47
(Recoveries)	30	$116,308.20
Net Loss for Current Collection Period		$63,050.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.2815%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3453%
Second Prior Collection Period			0.4466%
Prior Collection Period			0.1017%
Current Collection Period			0.2896%
Four Month Average (Current and Prior Three Collection Periods)			0.2958%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1328	$3,146,136.28
(Cumulative Recoveries)			$956,794.74
Cumulative Net Loss for All Collection Periods			$2,189,341.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2395%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,369.08
Average Net Loss for Receivables that have experienced a Realized Loss			$1,648.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	127	$2,633,159.60
61-90 Days Delinquent	0.13%	17	$329,985.76
91-120 Days Delinquent	0.02%	3	$56,141.51
Over 120 Days Delinquent	0.03%	2	$83,506.87
Total Delinquent Receivables	1.22%	149	$3,102,793.74
Repossession Inventory:
Repossessed in the Current Collection Period		4	$82,880.30
Total Repossessed Inventory		7	$171,684.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.1749%
Prior Collection Period		0.1609%
Current Collection Period		0.1402%
Three Month Average		0.1587%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1850%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	28

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	45	$929,504.68
2 Months Extended	54	$1,260,205.97
3+ Months Extended	5	$117,039.27

Total Receivables Extended	104	$2,306,749.92

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer